Inventories	12 Months Ended
Dec. 31, 2011
Inventories (Abstract)
Inventories	5. Inventories: The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
	2010	2011
Bunkers	$4,236	$4,655
Lubricants	3,951	4,196
	$8,187	$8,851